Document and Entity Information	Aug. 31, 2022
Risk/Return:
Registrant Name	EATON VANCE GROWTH TRUST
Registrant CIK	0000102816
SEC Form	497
Period end date	Aug. 31, 2022
Investment Company Type	N-1A
Risk/Return	Supplement to Prospectus dated January 1, 2023
Amendment Flag	false